Debt - Schedule of Principal Maturities Payments for Third Party Debt (FY) (Details) - Nonrelated Party [Member] - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt, Fiscal Year Maturity [Abstract]
2025		$ 5
2026		403
2027		0
2028		0
2029		0
Thereafter		590
Total long-term debt	$ 5,262	$ 998	$ 996